Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 243,660	$ 273,968	$ 321,074
Additions	83,405	28,694	45,009
Deductions	(53,719)	(54,912)	(59,280)
Translation	(10,259)	(4,090)	(32,835)
Balance at end of period	263,087	243,660	273,968
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	23,076	25,539	21,467
Additions	937	8,524	6,064
Deductions	(22,929)	(10,892)	(1,860)
Translation	(141)	(95)	(132)
Balance at end of period	943	23,076	25,539
Allowance for doubtful accounts | Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	22,442
Balance at end of period	585	22,442
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	634
Balance at end of period	358	634
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	194,426	219,920	271,651
Additions	65,077	2,375	13,107
Deductions	(18,870)	(26,252)	(37,718)
Translation	(5,437)	(1,617)	(27,120)
Balance at end of period	235,196	194,426	219,920
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	26,158	28,509	27,956
Additions	17,391	17,795	25,838
Deductions	(11,920)	(17,768)	(19,702)
Translation	(4,681)	(2,378)	(5,583)
Balance at end of period	26,948	26,158	28,509
Legal Reserve Accrual
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	15,330	17,441	23,995
Legal Reserve Reclassifications
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	2,061	354
Legal Reserve Settlements
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (11,920)	$ (17,768)	$ (19,702)